Supplement to Symetra Complete Prospectus
         Supplement dated January 29, 2007
to Prospectus dated December 31, 2006 as supplemented



The heading "VARIABLE UNIVERSAL LIFE," appearing on pages 25-28 of the prospectus Under Section 9, "HYPOTHETICAL ILLUSTRATIONS," is deleted.